FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2021, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	December 31, 2021	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$817,356,537	$816,985,533	$—

Liabilities:
Warrant Liability – Private Placement Warrants	3	21,092,973	23,455,550	—
Warrant Liability – Public Warrants	1	34,850,560	51,186,760	—

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both December 31, 2021 and 2020, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both December 31, 2021 and 2020, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at December 31, 2020 to estimate the volatility for the Private Placement Warrants. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. As of both December 31, 2021 and 2020, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	23,455,550
Change in fair value of derivative liabilities	(2,362,577)
Balance, December 31, 2021	$21,092,973

As of December 31, 2021 and 2020, the fair value of the derivative feature of the Private Placement Warrants was calculated using the following weighted average assumptions:

	December 31, 2021		December 31, 2020
Risk-free interest rate	1.31%		0.49%
Expected life of grants	5.5	years	5.9	years
Expected volatility of underlying shares	18.0%		10.0 - 30.0%
Dividends	0.0%		0%

As of December 31, 2021 and 2020, the derivative warrant liability was $55,943,533 and $74,642,310, respectively. In addition, for the years ended December 31, 2021 and 2020, the Company recorded a gain of $18,698,777 and loss of $(16,889,088), respectively, on the change in fair value of the derivative warrant liabilities on the statements of operations. During 2020, the Company charged $328,959 to additional paid in capital for the excess of proceeds received over fair value of Private Placement Warrant liabilities.